Financial Assets at Fair Value Through Profit or Loss - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Assets at Fair Value Through Profit or Loss
Changes in fair value of financial assets at fair value through profit or loss	$ 1,655	$ 1,246	$ (284)